Kennedy Capital Small Cap Growth Fund

Investor Class Shares: KSGRX

Institutional Class Shares: KGROX

A series of Investment Managers Series Trust II

Supplement dated January 12, 2024, to the

Prospectus and Statement of Additional Information (“SAI”), each dated April 30, 2023.

Effective immediately, Alex Mosman, has been added as portfolio manager to the Kennedy Capital Small Cap Growth Fund (the “Fund”). Jean Barnard and Ryan Dunnegan continue to serve as portfolio managers to the Fund. Accordingly, effective immediately, the Prospectus and SAI are updated as follows:

The “Portfolio Managers – Summary Section” of the Prospectus is replaced with the following:

The portfolio management team is comprised of Jean Barnard, CFA, Portfolio Manager of the Advisor, Alex Mosman, CFA, Assistant Portfolio Manager of the Advisor, and Ryan Dunnegan, CPA, Assistant Portfolio Manager of the Advisor. Ms. Barnard and Mr. Dunnegan have been portfolio managers since the Fund’s inception in April 2022, and Mr. Mosman has been a portfolio manager since January 2024. Ms. Barnard is the lead Portfolio Manager and is primarily responsible for the day-to-day management of the Fund.

The second paragraph under the heading entitled “Portfolio Managers – Management of the Fund” section of the Prospectus is deleted and replaced with:

Ryan Dunnegan, CPA, Portfolio Manager, Assistant Portfolio Manager, and Research Analyst of the Advisor is a member of the Fund’s portfolio management team. Mr. Dunnegan is also a Portfolio Manager for the Global Health Care and Biotechnology Sector strategies, Assistant Portfolio Manager for the SMID Cap Growth strategy, and Research Analyst. As a Research Analyst at KCM, Mr. Dunnegan is responsible for selecting and monitoring securities within the health care sector of KCM's universe. Mr. Dunnegan also co-manages the Equity Research Internship Program. Mr. Dunnegan began his investment career at KCM in 2006 during a two-year internship. Mr. Dunnegan subsequently transitioned to the role of Associate Equity Analyst with KCM in 2008 through 2009, while simultaneously earning his Master of Accounting degree. Following completion of his master's degree, Mr. Dunnegan spent nearly four years at KPMG LLP where he provided audit services in accordance with U.S. GAAP and IFRS standards to an array of public and privately held global companies. Mr. Dunnegan earned both his B.S. in Business Administration with a concentration in Accounting and a Master of Accounting from Saint Louis University.

The following paragraph is added under the heading entitled “Portfolio Managers – Management of the Fund” section of the Prospectus:

Alex Mosman, CFA®, Portfolio Manager and Assistant Portfolio Manager of the Advisor, is a member of the Fund’s portfolio management team. Mr. Mosman is also a Portfolio Manager for the Small Cap Select and Small Cap Select SRI strategies and Assistant Portfolio Manager for the Small Cap Core and SMID Cap Growth strategies. Mr. Mosman was previously a full-time Research Analyst covering information technology for over 11 years at KCM after gaining experience in equity analysis through his two-year internship at KCM. Mr. Mosman graduated summa cum laude and earned a B.S. in Business Administration with a concentration in Finance from Saint Louis University.

The following is added under the section entitled “Other Accounts Managed by the Portfolio Managers” of the SAI:

As of December 31, 2023, information on other accounts managed by Alex Mosman is as follows.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)

Alex Mosman, CFA	1	$410.64	0	$0	56	$333.70

	Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)

Alex Mosman, CFA	0	$0	0	$0	0	$0

The following is added under the section entitled “Ownership of the Funds by Portfolio Managers” of the SAI:

The following chart sets forth the dollar range of equity securities owned by Alex Mosman in the Fund as of December 31, 2023.

Name of Portfolio Manager	Dollar Range of Fund Shares Owned In (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, Over $1,000,000)
Alex Mosman, CFA	None

Please file this Supplement with your records.